Right of use assets - (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Presentation of leases for lessee [abstract]
Balance as of April 1, 2019	₨ 1,786,852
Additions	255,317
Finance cost accrued during the period	171,824	₨ 14,747	₨ 31,169
Deletions	0
Payment of lease liabilities	(391,383)
Translation difference	3,600
Balance as of March 31, 2020	₨ 1,826,210	₨ 1,786,852